MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 19, 2016
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges			$ 7,060	$ 1,359	$ 2,408
Other provisions	$ 5,891		6,456	3,878	5,891
Restructuring provision | Provisions
Schedule Of Restructuring And Related Costs [Line Items]
Other provisions			2,600	2,600
Restructuring provision | Accounts payable and accrued liabilities
Schedule Of Restructuring And Related Costs [Line Items]
Other provisions			$ 100	$ 200
South Carolina Flood | Facility Closing
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges					4,900
Insurance settlement awarded from other party							$ 30,000
Insurance settlement awarded from other party, deductible amount							$ 500
Insurance settlement proceeds	$ 29,500
South Carolina Flood | Facility Closing | Manufacturing facility closures, restructuring and other related charges
Schedule Of Restructuring And Related Costs [Line Items]
Insurance settlement proceeds					9,800	$ 5,000
South Carolina Flood | Facility Closing | Cost of sales
Schedule Of Restructuring And Related Costs [Line Items]
Insurance settlement proceeds		$ 2,100			12,600
TaraTape Closure
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges					6,000
Other Restructuring
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges					$ 1,300